Liquidity (Details) (USD $)	3 Months Ended					3 Months Ended		3 Months Ended		3 Months Ended									0 Months Ended		0 Months Ended		0 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Third Amendment [Member]	Mar. 31, 2013 Revolving Credit Facility [Member]	Jun. 27, 2012 Revolving Credit Facility [Member]	Mar. 31, 2013 Revolving Credit Facility [Member] Eurodollar [Member]	Mar. 31, 2013 Revolving Credit Facility [Member] Third Amendment [Member]	Mar. 31, 2013 Revolving Credit Facility [Member] Third Amendment [Member] Federal Funds [Member]	Mar. 31, 2013 Revolving Credit Facility [Member] Third Amendment [Member] Eurodollar [Member]	Mar. 31, 2013 Subsequent Event [Member] Fourth Amendment [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Fiscal Quarter Ending June 30, 2013 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Fiscal Quarter Ending Semptember 30, 2013 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Fiscal Quarter Ending December 31, 2013 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Fiscal Quarter Ending March 31, 2014 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Fiscal Quarter Ending June 30, 2014 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Fiscal Quarter Ending September 30, 2014 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Fiscal Quarter Ending December 31, 2014 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Fiscal Quarter Ending March 31, 2015 and thereafter [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Eurodollar [Member] Minimum [Member] Fiscal Quarter Ending December 31, 2014 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Eurodollar [Member] Maximum [Member] Fiscal Quarter Ending December 31, 2014 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Base Rate [Member] Minimum [Member] Fiscal Quarter Ending December 31, 2014 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Base Rate [Member] Maximum [Member] Fiscal Quarter Ending December 31, 2014 [Member]	Apr. 15, 2013 Subsequent Event [Member] Revolving Credit Facility [Member] Third Amendment [Member]	Apr. 15, 2013 Subsequent Event [Member] Revolving Credit Facility [Member] Fourth Amendment [Member]	Apr. 15, 2013 Subsequent Event [Member] Revolving Credit Facility [Member] Fourth Amendment [Member] Fiscal Quarter Ending December 31, 2014 [Member]
Liquidity Disclosures [Line Items]
Leverage ratio requirement	4.50		4.00								5.90	5.90	5.75	5.75	5.75	5.50	5.25	4.50
Total indebtedness	$ 130,900,000
Ratio of indebtedness to net capital	5.70
Credit Facility, amount outstanding limit							150,000,000																	175,000,000	200,000,000
Equity contribution, to increase borrowings limit																								12,500,000
Description of variable rate basis	Federal Funds Rate plus 1/2 of 1%					Eurodollar Rate		Eurodollar rate											Eurodollar		base rate
Facility fee (percent)	1.00%								0.50%
Additional fees				0.125%					0.125%
Payments on long-term debt	17,585,000	17,550,000																					12,500,000
Amount outstanding																								130,000,000
Remaining borrowing capacity																								45,000,000
Maximum outstanding borrowings under credit facility	200,000,000			150,000,000	250,000,000																			175,000,000
Basis spread on variable rate						0.50%													2.50%	4.75%	1.50%	3.75%
Partnership cancellation of subordinated units (percent)										20.00%
Quarterly dividend reduction										$ 400,000